RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Related Party Transactions

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2020	2021

	(HK$ in thousands)
Cash and cash equivalent	149	372

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2020	2021

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	70,750	1,307
Payables in relation to cloud equipment and services from Tencent Group	16,062	85,887
SMS channel services from Tencent Group	357	265
	87,169	87,459

(c)    Transactions with Related Parties

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Equipment purchased	40,218	4,496	45,658
Software purchased	—	508	3,869
Cloud service fee	16,729	48,940	114,386
SMS channel service fee	1,523	2,511	1,197
Advertising expenses	682	159	—
Human resource services	—	—	135
ESOP management service income	550	595	640
	59,702	57,209	165,885